Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Mercer Funds
Entity Central Index Key	0001320615
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Jul. 31, 2019